INVESTMENTS (Net Invesmtent Income) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	$ 114	$ 120	$ 123
Investment Income Investment Expense	(4)	(4)	(4)
Total net investment income (loss)	110	116	119
Realized investment Gains Losses	(5)	(1)	(48)
Fixed Maturities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	97	102	106
Realized investment Gains Losses	(5)	(2)	(47)
Mortgage Loans On Real Estate Member
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	9	10	10
Realized investment Gains Losses	2	(1)	1
Policy Loans [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	8	8	8
Other Investments [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	0	0	(1)
Impact issuance (repurchase) of AllianceBernstein units [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Realized investment Gains Losses	$ (2)	$ 2	$ (2)